CONSOLIDATED STATEMENTS OF PATRONAGE CAPITAL AND MEMBERSHIP FEES AND ACCUMULATED OTHER COMPREHENSIVE (DEFICIT) MARGIN - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Members' Capital
Balance		$ 911,087		$ 859,440	$ 911,087	$ 859,440	$ 809,523
Components of comprehensive margin:
Net margin	$ (4,820)	27,400	$ 2,592	21,454	51,199	51,277	50,345
Unrealized loss on available-for-sale securities							(428)
Amounts reclassified to regulatory assets						370
Total comprehensive margin					51,199	51,647	49,917
Balance	962,286		911,087		962,286	911,087	859,440
Patronage Capital and Membership Fees
Increase (Decrease) in Members' Capital
Balance		$ 911,087		859,810	911,087	859,810	809,465
Components of comprehensive margin:
Net margin					51,199	51,277	50,345
Balance	$ 962,286		$ 911,087		$ 962,286	911,087	859,810
Accumulated Other Comprehensive (Deficit) Margin
Increase (Decrease) in Members' Capital
Balance				$ (370)		(370)	58
Components of comprehensive margin:
Unrealized loss on available-for-sale securities							(428)
Amounts reclassified to regulatory assets						$ 370
Balance							$ (370)